CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares
Accounts receivable, allowance for credit losses	¥ 57,612	$ 7,893	¥ 24,743
Accounts payable	1,877,004	257,149	1,805,083
Accrued expenses and other current liabilities	3,341,990	457,851	2,838,085
Short-term borrowings	2,225,765	304,928	1,110,896
Income tax payable	69,219	9,483	63,961
Amounts due to related parties	¥ 1,584,199	$ 217,034	¥ 931,906
Other Liability, Current, Related Party [Extensible Enumeration]	Related parties	Related parties	Related parties
Current operating lease liabilities	¥ 61,258	$ 8,392	¥ 78,659
Long-term borrowings	1,660,584	227,499	100,000
Deferred tax liabilities	101,677	13,930	142,565
Non-current operating lease liabilities	¥ 65,755	$ 9,008	¥ 78,347
Ordinary shares par value (per share) | $ / shares		$ 0.001
Ordinary shares, shares authorized (in shares)	40,000,000,000	40,000,000,000	40,000,000,000
Ordinary shares issued	3,805,284,801	3,805,284,801	3,805,284,801
Ordinary shares outstanding	3,687,690,772	3,687,690,772	3,562,097,466
Related parties
Short-term borrowings	¥ 1,509,522	$ 206,803	¥ 863,223
Long-term borrowings	309,612	42,417	40,069
Other liabilities	309,612	42,417	40,069
Non-related parties
Other liabilities	790,271	108,267	634,803
VIEs and VIEs' subsidiaries
Accounts payable	1,710,737	234,370	1,646,804
Accrued expenses and other current liabilities	1,490,594	204,211	1,003,831
Short-term borrowings	2,166,265	296,777	1,110,896
Income tax payable	0	0	0
Amounts due to related parties	¥ 1,504,654	$ 206,137	¥ 902,154
Other Liability, Current, Related Party [Extensible Enumeration]	Related parties	Related parties	Related parties
Current operating lease liabilities	¥ 40,329	$ 5,525	¥ 63,830
Long-term borrowings	1,660,584	227,499	100,000
Deferred tax liabilities	0	0	0
Non-current operating lease liabilities	49,352	6,761	64,466
VIEs and VIEs' subsidiaries | Related parties
Other liabilities	309,612	42,417	40,069
VIEs and VIEs' subsidiaries | Non-related parties
Other liabilities	¥ 721,082	$ 98,788	¥ 415,367